Current assets and liabilities - Trade accounts receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets and liabilities
Trade accounts receivables	€ 135,963	€ 116,319	€ 98,396
Not past due | Gross/Acquisition and manufacturing costs
Current assets and liabilities
Trade accounts receivables	116,100	87,986
Not past due | Accumulated impairment
Current assets and liabilities
Trade accounts receivables	€ (589)	€ (161)
Weighted average loss rate	0.51%	0.18%
1-30 days | Gross/Acquisition and manufacturing costs
Current assets and liabilities
Trade accounts receivables	€ 12,780	€ 13,098
1-30 days | Accumulated impairment
Current assets and liabilities
Trade accounts receivables	€ (199)	€ (43)
Weighted average loss rate	1.56%	0.33%
31-120 days | Gross/Acquisition and manufacturing costs
Current assets and liabilities
Trade accounts receivables	€ 5,612	€ 9,473
31-120 days | Accumulated impairment
Current assets and liabilities
Trade accounts receivables	€ (336)	€ (32)
Weighted average loss rate	6.00%	0.34%
More than 120 days | Gross/Acquisition and manufacturing costs
Current assets and liabilities
Trade accounts receivables	€ 15,557	€ 16,903
More than 120 days | Accumulated impairment
Current assets and liabilities
Trade accounts receivables	€ (12,961)	€ (10,905)
Weighted average loss rate	83.31%	64.51%